Related parties disclosure (Tables)	12 Months Ended
Dec. 31, 2024
Related Party Transactions [Abstract]
Related Parties Disclosure - Schedule of Subsidiary/Parent Ownership Interest

The consolidated financial statements of the Group include the entities listed in the following table:

Group Company Name	Country of incorporation	Year of incorporation	Share Capital	% ownership as at December 31, 2024	% ownership as at December 31, 2023	Nature of business
WISeKey SA	Switzerland	1999	CHF 933,436	95.75%	95.75%	Main operating company. Sales and R&D services
SEALSQ France SAS	France	2010	EUR 1,473,162	12.55%	58.83%	Chip manufacturing, sales & distribution
WiseTrust SA	Switzerland	1999	CHF 680,000	100%	100%	Non-operating investment company
WISeKey ELA SL	Spain	2006	EUR 4,000,000	95.75%	95.75%	Sales & support
WISeKey SAARC Ltd	U.K.	2016	GBP 100,000	51%	51%	Non trading
WISeKey USA Inc[1]	U.S.A.	2006	USD 6,500	95.75%	97.88%*	Sales & support
WISeKey India Private Ltd[2]	India	2016	INR 1,000,000	45.9%	45.9%	Sales & support
WISeKey IoT Japan KK	Japan	2017	JPY 1,000,000	12.55%	58.83%	Sales & distribution
SEALSQ France, Taiwan Branch[3]	Taiwan	2017	TWD 100,000	12.55%	58.83%	Sales & distribution
WISeCoin AG	Switzerland	2018	CHF 100,000	90%	90%	Sales & distribution
WISeKey Equities AG	Switzerland	2018	CHF 100,000	100%	100%	Financing, Sales & distribution
WISeKey Semiconductors GmbH	Germany	2019	EUR 25,000	100%	100%	Sales & distribution
WISeKey Arabia - Information Technology Ltd	Saudi Arabia	2019	SAR 200,000	51%	51%	Sales & distribution
WISe.ART AG	Switzerland	2020	CHF 114,286	87.5%	100%	Sales & distribution
WISeKey Vietnam Ltd	Vietnam	2021	VND 689,400,000	95.75%	95.75%	R&D
SEALSQ Corp[4]	British Virgin Islands	2022	USD 229,453	12.55%	58.83%	Sales & support
WISeKey (Gibraltar) Limited	Gibraltar	2022	GBP 100	100%	100%	Sales & support
WISeSat.Space AG	Switzerland	2023	CHF 100,000	100%	100%	Sales & distribution
SEALSQ USA Ltd	U.S.A.	2024	USD -	100%	-	Sales & support
SEALCOIN AG	Switzerland	2024	CHF -	100%	-	Sales & distribution
Trust Protocol Association	Switzerland	2019	CHF -	100%	100%	Association cofounded by WISeKey Equities AG involved in Internet security

[1] 50% owned by WISeKey SA and 50% owned by WiseTrust SA

[2] 88% owned by WISeKey SAARC which is controlled by WISeKey International Holding Ltd

[3] Formerly WISeKey IoT Taiwan

[4] Formerly SEAL (BVI) Corp.

Related Parties Disclosure - Schedule of Related Party Transactions
		Receivables as at		Payables as at		Net expenses to			Net income from
	Related Parties	December 31,		December 31,		in the year ended December 31,			in the year ended December 31,
	(in USD'000)	2024	2023	2024	2023	2024	2023	2022	2024	2023	2022
1	Carlos Moreira	-	-	1,441	460	-	-	-	-	-	-
2	John O’Hara	-	-	529	-	-	-	-	-	-	-
3	María Pía Aqueveque Jabbaz	-	-	14	10	78	116	34	-	-	-
4	Philippe Doubre	-	-	18	-	109	39	63	-	-	-
5	David Fergusson	49	-	-	10	429	61	68	-	-	-
6	Jean-Philippe Ladisa	-	-	19	14	179	116	53	-	-	-
7	Philippe Monnier	-	-	19	-	106	-	-	-	-	-
8	Peter Ward	-	-	1,638	295	272	-	-	-	-	-
9	Ruma Bose	-	-	13	11	97	33	-	-	-	-
10	Cristina Dolan	-	-	13	10	163	76	67	-	-	-
11	Danil Kerimi	-	-	13	6	105	8	-	-	-	-
12	Eric Pellaton	-	-	13	10	165	76	87	-	-	-
13	Hans-Christian Boos	-	-	-	-	-	-	158	-	-	-
14	Nicolas Ramseier	-	-	-	-	-	-	1	-	-	-
15	OISTE	158	178	83	104	309	321	252	184	119	157
16	Terra Ventures Inc	-	-	31	31	-	-	-	-	-	-
17	GSP Holdings Ltd	-	-	16	16	-	-	-	-	-	-
18	SAI LLC (SBT Ventures)	-	-	31	32	-	-	-	-	-	-
19	Related parties of Carlos Moreira	-	-	-	-	372	298	200	-	-	-
	Total	207	178	3,891	1,009	2,384	1,144	983	184	119	157